S000105041 [Member] Expense Example - S000105041 [Member] - C000275759 [Member]	May 22, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	$ 97